Commitments and Contingencies - Summary of the Purchase Commitments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	$ 21,144
2023	9,446
2024	1,245
2025	1,245
2026	0
Thereafter	0
Total	$ 33,080